June 22, 2020

Via EDGAR

Mr. Ryan Sutcliffe

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0213

Re:	USAA Mutual Funds Trust (File No. 811-07852) – Registration Statement on Form N-14

Dear Mr. Sutcliffe:

On behalf of USAA Mutual Funds Trust (the "Trust"), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and Regulation C thereunder is a registration statement for the Trust on Form N-14 (the "Registration Statement"). The Registration Statement includes a combined Information Statement/Prospectus, Statement of Additional Information, and relevant exhibits relating to the upcoming reorganization (the "Reorganization") of the USAA Target Retirement 2020 Fund with and into the USAA Target Retirement Income Fund (the "Retirement Income Fund") (each, a "Fund" and collectively, the "Funds"). The purpose of this Registration Statement is to register shares of beneficial interest of the Retirement Income Fund under the 1933 Act.

In accordance with the Trust's charter documents and applicable Delaware state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended), the Reorganization may be effected without the approval of shareholders of any Fund.

Pursuant to Rule 488 under the 1933 Act, this Registration Statement will become effective 30 days after today.

This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at ewagner@vcm.com or (216) 898-2526.

Sincerely,

/s/ Erin G. Wagner

Erin G. Wagner

Deputy General Counsel

Victory Capital Management Inc.

cc:Mark C. Amorosi K&L Gates LLP

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